EARNINGS PER SHARE - Weighted Average Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic (in shares)	59,127,025	59,010,485	58,798,488
Effect of stock options (in shares)	1,389,081	620,388	190,646
Diluted (in shares)	60,516,106	59,630,873	58,989,134